Cover	Nov. 05, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39113
Entity Tax Identification Number	83-1833760
Entity Address, Address Line One	2411 Dulles Corner Park
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Herndon,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171
Local Phone Number	935-1930
City Area Code	703
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Central Index Key	0001753539
Amendment Flag	false
Registrant Name	BlackSky Technology Inc.
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BKSY
Security Exchange Name	NYSE